Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured fair value recurring basis

		Fair Value Measurements Using

	Balance as of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Non observable Inputs (Level 3)
Marketable securities:

Corporate Bonds	$4,462,942	$4,462,942	$—	$—
Total marketable securities	$4,462,942	$4,462,942	$—	$—